SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Advertising expenses	$ 691,653	$ 355,349